Notes to the Consolidated Financial Statements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Feb. 04, 2021 shares	Feb. 03, 2021 shares	Jan. 25, 2021 shares	Jan. 24, 2021 shares	May 30, 2018 USD ($)	Jan. 31, 2017 USD ($)
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Reduction of provisions in measurement of pension, partial retirement and jubilee obligations	$ 11.7
chemistry [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Concentration risk percentage	85
Opco Notes [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Notes issued							$ 425.0
Interest rate							6.25%
Senior PIK Toggle Notes [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Notes issued						$ 300.0
Senior PIK Toggle Notes [member] | Bottom of range [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Interest rate						8.75%
Senior PIK Toggle Notes [member] | Top of range [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Interest rate						9.50%
Non Adjusting Event [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Number of additional shares issued | shares			74,243,600	64,997,558
Ratio of additional shares issued			0.0799	2.4851
Number of shares issued | shares		29,268,000		91,152,556	26,154,998